AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 95.3%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $47,133,906)	4,765,353	$50,941,620
Short-Term Investment — 3.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,809,207)	1,809,207	1,809,207

TOTAL INVESTMENTS—98.7% (cost $48,943,113)(wa)		52,750,827

Other assets in excess of liabilities(z) — 1.3%		668,728

Net Assets — 100.0%		$53,419,555

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
372	5 Year U.S. Treasury Notes	Jun. 2025	$40,234,125	$490,977
174	10 Year U.S. Treasury Notes	Jun. 2025	19,352,063	314,933
				805,910
Short Positions:
67	2 Year U.S. Treasury Notes	Jun. 2025	13,880,516	(55,414)
97	3 Year U.S. Treasury Notes	Jun. 2025	20,482,156	(211,138)
44	10 Year U.S. Ultra Treasury Notes	Jun. 2025	5,021,500	(64,920)
63	20 Year U.S. Treasury Bonds	Jun. 2025	7,388,719	(115,656)
35	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	4,278,750	(88,249)
				(535,377)
				$270,533
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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